Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables	The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	2020	2019
Ceded future policyholder benefits and expense	$328.7	$326.4
Ceded unearned premium	2.3	2.5
Ceded claims and benefits payable	92.7	89.0
Ceded paid losses	(0.1)	0.3
Total	$423.6	$418.2

Schedule of Reinsurance Recoverable	The following table provides the reinsurance recoverable as of December 31, 2020 grouped by A.M. Best financial strength ratings:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$323.4	$2.3	$92.7	$0.5	$418.9
B++ or B+	5.3	—	—	—	5.3
Not Rated	—	—	—	(0.2)	(0.2)
Total	328.7	2.3	92.7	0.3	424.0
Less: Allowance	—	—	—	(0.4)	(0.4)
Total Reinsurance recoverable	$328.7	$2.3	$92.7	$(0.1)	$423.6
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution, and other reinsurers as of December 31, 2020 and 2019.

	Years Ended December 31,
Reinsurer	2020	2019
John Hancock	$394.0	$385.3
Sun Life	23.3	26.3
Talcott Resolution	5.3	5.6
Other reinsurers	1.0	1.0
Total	$423.6	$418.2

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2020			2019			2018
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$7.7	$2.0	$9.7	$8.0	$12.2	$20.2	$8.4	$18.6	$27.0
Premiums assumed	—	—	—	—	—	—	—	—	—
Premiums ceded	(7.7)	(1.4)	(9.1)	(8.0)	(11.5)	(19.5)	(8.4)	(17.8)	(26.2)
Net earned premiums	$—	$0.6	$0.6	$—	$0.7	$0.7	$—	$0.8	$0.8
Direct policyholder benefits	$26.5	$2.8	$29.3	$56.8	$8.3	$65.1	$21.5	$8.9	$30.4
Policyholder benefits ceded	(26.5)	(2.4)	(28.9)	(56.8)	(8.0)	(64.8)	(21.5)	(8.7)	(30.2)
Net policyholder benefits	$—	$0.4	$0.4	$—	$0.3	$0.3	$—	$0.2	$0.2